Inventories (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventories
Raw materials	$ 288,687	$ 284,224
Finished goods	1,138,394	1,238,075
Low-value consumption goods	31,801	24,267
Work in progress	416,028	393,749
Total Inventory	1,874,910	1,940,315
Less: reserve for obsolete inventories	0	0
Total	$ 1,874,910	$ 1,940,315